Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Net loss	$ (1,138,064)	$ (1,814,150)	$ (2,626,876)	$ 20,288,360
Adjustments to reconcile net loss to net cash used by operating activities:
Loss from discontinued operations	114,784	115,204	153,886	(20,831,526)
Depreciation expense	1,313	3,677	4,340	4,507
(Gain) loss on derivative valuation	34,552	775,157	1,161,498	292,100
Debt discount amortization	78,862	73,852	99,788	109,624
Gain on disposal of equipment			(7,222)
Loss on impairment of investment			52,000
Gain on settlement of debt				(194,709)
Gain on forgiveness of debt	(10,831)			(328,384)
Changes in operating assets and liabilities:
Inventory	23,499	123,689	78,389	402
Deposits on inventory	(310,558)	610	(1,820)	13,457
Deposits on inventory - related party	637	(371,842)	223,774	193,222
Accounts receivable	(29,563)	(113,559)	(4,105)	41,337
Other current assets	(50,765)	(7,968)	(44,526)	(112,627)
Accounts payable	(244,085)	35,793	134,958	(1,188,715)
Liabilities for product returns	34,511	50,820	61,353	8,701
Accrued liabilities	(180,138)	250,345	(113,383)	810,136
Income tax liability		(28,503)	(55,946)	5,058
Accrued payroll and compensation	220,940	216,552	314,336	272,377
Accrued interest	423,116	681,889	523,202	544,073
Net cash used by operating activities	(1,031,790)	(8,434)	(46,354)	(72,607)
Cash flows from investing activities:
Purchase of property and equipment				(8,414)
Proceeds from sale of automobile			15,400
Net Cash used in investing activities			15,400	(8,414)
Cash flows from financing activities:
Bank overdraft	(30,384)		30,384
Repayments of loans payable				(4,182)
Proceeds from related-party loans	1,081,448	8,434	61,906	114,600
Repayments of related-party loans			(61,336)	(47,478)
Net Cash provided by financing activities	1,051,064	8,434	30,954	62,940
Net change in cash	19,274			(18,081)
Cash, beginning of period				18,081
Cash, end of period	19,274
Supplemental disclosure of cash flow information:
Cash paid for interest
Cash paid for income taxes